Repurchase of shares	12 Months Ended
Dec. 31, 2022
Repurchase of shares
Repurchase of shares

17.          Repurchase of shares

In June 2020, the Board of Directors of the Company authorized a share buyback program (the “2020 Share Buyback Program”), whereby the Company may repurchase up to USD20 million of common shares or ADSs from June 29, 2020 for twelve months on the open market at the prevailing market prices, in privately negotiated transactions, in block trades and through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. During the year ended December 31, 2020, 1,191,392 ADSs were purchased at an aggregate consideration of USD4.5 million under the 2020 Share Buyback Program. No shares were repurchased during the year ended December 31, 2021.

In March 2022, the Board of Directors of the Company authorized another share repurchase program (the “2022 Share Buyback Program”), whereby the Company may repurchase up to USD20 million of common shares or ADSs from March 31, 2022 for twelve months in the open market and through privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. During the year ended December 31, 2022, 4,409,974 ADSs were purchased at an aggregate consideration of approximately USD6.7 million under the 2022 Share Buyback Program.